Acquisitions (Details 2) - USD ($)	Dec. 31, 2021	Jul. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Goodwill	$ 4,369,986		$ 381,000	$ 381,000
M T S [Member]
Assets:
Cash		$ 916,000
Restricted cash		1,016,000
Accounts receivable		356,000
Prepaid expenses and other current assets		322,000
Equipment		25,000
Other long-term assets		261,000
Intangible assets		483,000
Total Assets		3,379,000
Liabilities:
Accrued expenses		2,129,000
Deferred revenue		914,000
Other current liabilities		495,000
Other long-term liabilities		312,000
Total liabilities		3,850,000
Net assets acquired, excluding goodwill		471,000
Goodwill		22,581,032
Purchase consideration for accounting acquiree		$ 22,110,032